PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment Tables
Schedule of property, plant, and equipment and accumulated depreciation

The following table summarizes the balances of property, plant and equipment at December 31, 2013:

December 31, 2013
Land	23,087
Buildings and improvements	110,522
Machinery and equipment	125,836
Furniture, fixtures, and computer software	13,970
273,415
Less: accumulated depreciation and amortization	(3,227)
Total	$270,188

Year ended December 31,
2013
Gross Carrying Amount
Balance at beginning of acquisition	$272,153
Additions:
Acquisitions of property, plant and equipment	1,262
Improvements	—
Disposals:
Disposal of long-lived assets	—
Balance at end of year	$273,415

Accumulated Depreciation
Balance at beginning of acquisition	$—
Additions:
Depreciation expense	(3,227)
Transferred from assets held for sale	—
Disposals:
Disposal of long-lived assets	—
Balance at end of year	$(3,227)